Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials and consumables	$ 10.0	$ 10.5
Work in process	0.8	1.3
Finished goods	0.3	0.4
Inventory	$ 11.1	$ 12.2